SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
Schedule of warrant activities

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per ADS
Outstanding at December 31, 2021	11,440	$664.68	*
Granted Common Warrants	448,779	134.52	**
Terminated	(19,362)	597.00	*
Exercised - Cashless and Pre Funded Warrants	(160,122)	—
Outstanding at December 31, 2022	280,735	$64.20	**
Granted Common Warrants	583,346	12.00
Granted Pre-Funded Warrants	170,833	—
Exercised Pre-Funded Warrants	(170,833)	—
Outstanding and exercisable at December 31, 2023	864,081	$16.13